Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Item 402(v) of Regulation
S-K,
we are providing the
following
information
about the relationship between compensation actually paid (CAP), as defined in Item 402(v), and performance.

Year (a)	Summary Compensation Table Total for Principal Executive Officer (PEO) (b) 1	Compensation Actually Paid to PEO 2 (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (NEOs) 1 (d)	Average Compensation Actually Paid to Non-PEO NEOs 2 (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions) 4 (h)	Adjusted EBITDAR (millions) 5 (i)
					Total Shareholder Return (f)	Peer Group Total Shareholder Return 3 (g)
2022	$2,019,387	($6,587,577)	$469,989	($1,139,023)	$45	$90	$113	$377
2021	$14,746,711	$62,800,922	$2,112,920	$11,800,651	$90	$105	($22)	$344

1
The PEO for 2021 and 2022 is John Lai. The NEOs in 2022 are Jedidiah Gold, Lisa Bossard Funk, Casey Lindsay, Mayra Chimienti, and Markus Hartmann. NEOs for 2021 are Jedidiah Gold and Lisa Bossard Funk. Casey Lindsay and Lisa Bossard Funk terminated employment with the Company as of December 31, 2022.

2	The following adjustments relating to equity awards were made to total compensation for each year to determine compensation actually paid:

Year	Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Value of Awards Granted in Prior Years Vesting During the Covered Year	Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year	Total Equity Award Adjustments
PEO 2022	$—	$—	($7,420,972)	($1,185,992)	$—	($8,606,964)
PEO 2021	($12,800,000)	$15,875,359	$—	$44,978,852	$—	$48,054,211
NEO 2022	($55,433)	$38,550	($972,585)	($369,947)	($249,596)	($1,609,010)
NEO 2021	($1,600,000)	$1,984,420	$3,464,370	$5,838,942	$—	$9,687,731
The valuation methodologies used to calculate fair values for each measurement date did
not materially differ from those disclosed at the time of grant.

(a)	CAP for 2021 includes the value of awards vesting prior to the IPO on June 25, 2021.
(b)
CAP for 2022 includes the impact of award modifications for Lisa Bossard Funk and awards failing to meet applicable vesting conditions for Casey Lindsay and Lisa Bossard Funk, as described above under “Summary of Executive Compensation Arrangements.”

3	Represents the cumulative TSR for the S&P Composite 1500 Consumer Services Index.
4	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
5
The Company believes Adjusted EBIDTAR is the financial performance measure most closely linked to the calculation of compensation actually paid. Adjusted EBIDTAR is a non-GAAP
measure. For definitions and reconciliation to the most directly comparable U.S. GAAP measure, see “Definitions and Reconciliations of
Non-GAAP
Financial Measures” in Appendix B. Adjusted EBITDAR is not a substitute for or superior to the comparable financial measure under GAAP.

Company Selected Measure Name	Adjusted EBITDAR
Named Executive Officers, Footnote [Text Block]	The NEOs in 2022 are Jedidiah Gold, Lisa Bossard Funk, Casey Lindsay, Mayra Chimienti, and Markus Hartmann. NEOs for 2021 are Jedidiah Gold and Lisa Bossard Funk. Casey Lindsay and Lisa Bossard Funk terminated employment with the Company as of December 31, 2022.
Peer Group Issuers, Footnote [Text Block]	Represents the cumulative TSR for the S&P Composite 1500 Consumer Services Index.
PEO Total Compensation Amount	$ 2,019,387	$ 14,746,711
PEO Actually Paid Compensation Amount	$ (6,587,577)	62,800,922
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Value of Awards Granted in Prior Years Vesting During the Covered Year	Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year	Total Equity Award Adjustments
PEO 2022	$—	$—	($7,420,972)	($1,185,992)	$—	($8,606,964)
PEO 2021	($12,800,000)	$15,875,359	$—	$44,978,852	$—	$48,054,211
NEO 2022	($55,433)	$38,550	($972,585)	($369,947)	($249,596)	($1,609,010)
NEO 2021	($1,600,000)	$1,984,420	$3,464,370	$5,838,942	$—	$9,687,731
The valuation methodologies used to calculate fair values for each measurement date did
not materially differ from those disclosed at the time of grant.

(a)	CAP for 2021 includes the value of awards vesting prior to the IPO on June 25, 2021.
(b)
CAP for 2022 includes the impact of award modifications for Lisa Bossard Funk and awards failing to meet applicable vesting conditions for Casey Lindsay and Lisa Bossard Funk, as described above under “Summary of Executive Compensation Arrangements.”

Non-PEO NEO Average Total Compensation Amount	$ 469,989	2,112,920
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,139,023)	11,800,651
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Value of Awards Granted in Prior Years Vesting During the Covered Year	Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year	Total Equity Award Adjustments
PEO 2022	$—	$—	($7,420,972)	($1,185,992)	$—	($8,606,964)
PEO 2021	($12,800,000)	$15,875,359	$—	$44,978,852	$—	$48,054,211
NEO 2022	($55,433)	$38,550	($972,585)	($369,947)	($249,596)	($1,609,010)
NEO 2021	($1,600,000)	$1,984,420	$3,464,370	$5,838,942	$—	$9,687,731
The valuation methodologies used to calculate fair values for each measurement date did
not materially differ from those disclosed at the time of grant.

(a)	CAP for 2021 includes the value of awards vesting prior to the IPO on June 25, 2021.
(b)
CAP for 2022 includes the impact of award modifications for Lisa Bossard Funk and awards failing to meet applicable vesting conditions for Casey Lindsay and Lisa Bossard Funk, as described above under “Summary of Executive Compensation Arrangements.”

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular List of Financial Performance Measures
The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s PEO and NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	Adjusted EBITDAR
•	Stock Price

Total Shareholder Return Amount	$ 45	90
Peer Group Total Shareholder Return Amount	90	105
Net Income (Loss)	$ 113,000,000	$ (22,000,000)
Company Selected Measure Amount	377	344
PEO Name	John Lai
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDAR
Non-GAAP Measure Description [Text Block]
5
The Company believes Adjusted EBIDTAR is the financial performance measure most closely linked to the calculation of compensation actually paid. Adjusted EBIDTAR is a non-GAAP
measure. For definitions and reconciliation to the most directly comparable U.S. GAAP measure, see “Definitions and Reconciliations of
Non-GAAP
Financial Measures” in Appendix B. Adjusted EBITDAR is not a substitute for or superior to the comparable financial measure under GAAP.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price
PEO [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	$ (8,606,964)	$ 48,054,211
PEO [Member] | Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	0	(12,800,000)
PEO [Member] | Equity Awards Granted During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	0	15,875,359
PEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(7,420,972)	0
PEO [Member] | Value of Awards Granted in Prior Years Vesting During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(1,185,992)	44,978,852
PEO [Member] | Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(1,609,010)	9,687,731
Non-PEO NEO [Member] | Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(55,433)	(1,600,000)
Non-PEO NEO [Member] | Equity Awards Granted During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	38,550	1,984,420
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(972,585)	3,464,370
Non-PEO NEO [Member] | Value of Awards Granted in Prior Years Vesting During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(369,947)	5,838,942
Non-PEO NEO [Member] | Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	$ (249,596)	$ 0